PIMCO Funds

Supplement dated April 1, 2010 to the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the

CommodityRealReturn Strategy Fund, High Yield Fund, Low Duration Fund, Real Return Fund,

Short-Term Fund, Total Return Fund, Total Return Fund II and Total Return Fund III, dated

October 1, 2009 (as revised as of December 29, 2009)

Disclosure Related to All Funds

Effective immediately, the last paragraph on page 40 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI0000 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to All Funds

Effective immediately, the third complete paragraph on page 110 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI1525440 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to All Funds

Effective immediately, the first complete paragraph on page 92 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI1525439 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

PIMCO Tax Managed Real Return Fund Institutional Class, Class P, Administrative Class and Class D Prospectus, dated October 28, 2009

Effective immediately, the second paragraph on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI1534707 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

PIMCO Real Income 2019 and PIMCO Real Income 2029 Fund Institutional Class, Class P,

Administrative Class and Class D Prospectus, dated August 28, 2009

Effective immediately, the fourth paragraph on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI152442 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

PIMCO Low Duration Fund II and PIMCO Moderate Duration Fund Class P Prospectus, dated

December 11, 2009

Effective immediately, the second complete paragraph on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

• Investment Minimums. The minimum initial investment for shares of the Class P is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Investors Should Retain This Supplement For Future Reference

PI1525443 SUPP 040110

PIMCO Funds

Supplement Dated April 1, 2010 to the

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to All Funds

Effective immediately, the disclosure in the table providing information with respect to the Funds in the “Fund Distributions” section of the Prospectus is deleted and replaced with the following:

Fund	Declared and Paid Quarterly
All Funds	—

Investors Should Retain This Supplement For Future Reference

AZ910_SUPP_033110

PIMCO Funds

Supplement Dated April 1, 2010 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of February 26, 2010)

Disclosure Related to All Funds

Effective immediately, the first sentence of the first paragraph on page 98 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Also, effective immediately, the fourth sentence of the first paragraph on page 98 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The minimum initial investment for single defined contribution plans is $100,000, except that the minimum investment may be waived or reduced for a plan that has 250 eligible participants or is associated with an existing plan.

Additionally, effective immediately, the second sentence of the third complete paragraph on page 101 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

However, orders received by the Distributor after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with the Adviser or the Distributor will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such offering price determination and best efforts are made to transmit the order to the Distributor or the Transfer agent so that it is received by 9:00 a.m., Eastern time, but no later than 9:30 a.m., Eastern time, on the next business day.

Additionally, effective immediately, the section of the table beginning on page 104 providing information with respect to minimum investments and account size for employer sponsored retirement plans in the “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares” section of the Statement of Additional Information is deleted and replaced with the following:

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$0	$50

SEP IRA established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size
SIMPLE IRA*	$50 per Fund/per participant	$0	$50

SAR-SEP IRA*	$50 per Fund/per participant	$0	$50

403(b)(7) custodial account plan established on or before March 31, 2004	$50 per Fund/per participant	$0	$50

403(b)(7) custodial account plan established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000

Plan Investors held through omnibus accounts

Plan Level	$0	$0	$0

Participant Level	$0	$0	$0

Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0	$50

Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0	$1,000

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Investors Should Retain This Supplement For Future Reference

PI1530 SUPP 040110